INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):
DTA/DTL Components

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$72.8	$2.1	$74.9	$54.0	$0.3	$54.3	$18.8	$1.8	$20.6
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	72.8	2.1	74.9	54.0	0.3	54.3	18.8	1.8	20.6
Deferred tax assets nonadmitted	49.5	2.1	51.6	23.7	0.3	24.0	25.8	1.8	27.6
Subtotal net admitted deferred tax asset	23.3	—	23.3	30.3	—	30.3	(7.0)	—	(7.0)
Deferred tax liabilities	3.9	5.1	9	16.6	3.2	19.8	(12.7)	1.9	(10.8)
Net admitted deferred tax assets/(net deferred tax liability)	$19.4	$(5.1)	$14.3	$13.7	$(3.2)	$10.5	$5.7	$(1.9)	$3.8

Admission Calculation Components

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	14.3	—	14.3	10.5	—	$10.5	3.8	—	3.8
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	14.3	—	14.3	10.5	—	$10.5	3.8	—	3.8
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	31.1	XXX	XXX	—	XXX	XXX	31.1
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	9.0	—	9.0	19.8	—	19.8	(10.8)	—	(10.8)
Deferred tax assets admitted as the result of application of SSAP 101	$23.3	$—	$23.3	$30.3	$—	$30.3	$(7.0)	$—	$(7.0)

	December 31,
	2018	2017
Ratio percentage used to determine recovery period and threshold limitation amount	680.260%	1,014.312%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$223.9	$292.0

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

(a)	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2018
	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$72.8	$2.1
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$23.3	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%

(b)	The Company’s tax planning strategies does not include the use of reinsurance.
There are no temporary differences for which a DTL has not been established.
Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Federal	$7.6	$(21.3)	$(13.0)
Foreign	—	—	—
Subtotal	7.6	(21.3)	(13.0)
Federal income tax on net capital gains	1.2	14.6	(1.2)
Utilization of capital loss carry-forwards	—	—	—
Other	(8.4)	8.4	7.2
Federal and Foreign income taxes incurred	$0.4	$1.7	$(7.0)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$7.8	$—	$7.8	$16.3	$—	$16.3	$(8.5)	$—	$(8.5)
Investments	—	0.5	0.5		0.3	0.3	—	0.2	0.2
Deferred acquisition costs	39.7	—	39.7	31.3	—	31.3	8.4	—	8.4
Nonadmitted	1.1	—	1.1	0.9	—	0.9	0.2	—	0.2
Net loss carry-forward	21.9	1.6	23.5	3.3	—	3.3	18.6	1.6	20.2
Tax credit carry-forward	1.8	—	1.8	1.8	—	1.8	—	—	—
Other (including items <5% of total ordinary tax assets)	0.5	—	0.5	0.4	—	0.4	0.1	—	0.1
Total gross DTAs	72.8	2.1	74.9	54.0	0.3	54.3	18.8	1.8	20.6
Nonadmitted DTAs	49.5	2.1	51.6	23.7	0.3	24.0	25.8	1.8	27.6
Admitted DTAs	23.3	—	23.3	30.3	—	30.3	(7.0)	—	(7.0)

DTLs:
Investments	—	(5.1)	(5.1)	—	(3.2)	(3.2)	—	(1.9)	(1.9)
Deferred and uncollected premium	(0.4)	—	(0.4)	(1.0)	—	(1.0)	0.6	—	0.6
Policyholder reserves	(3.4)	—	(3.4)	(15.6)	—	(15.6)	12.2	—	12.2
Other (including items <5% of total ordinary tax assets)	(0.1)	—	(0.1)	—	—	—	(0.1)	—	(0.1)
Total DTLs	(3.9)	(5.1)	(9.0)	(16.6)	(3.2)	(19.8)	12.7	(1.9)	10.8
Net admitted (DTL)/DTA	$19.4	$(5.1)	$14.3	$13.7	$(3.2)	$10.5	$5.7	$(1.9)	$3.8

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2018	2017	Change
	(in millions)
Total deferred tax assets	$74.9	$54.3	$20.6
Total deferred tax liabilities	(9.0)	(19.8)	10.8
Net deferred tax assets/liabilities	65.9	34.5	31.4
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets/liabilities after SVA	$65.9	$34.4	31.4
Tax effect of unrealized gains/(losses)			0.9
Incurred tax items in surplus			—
Change in net deferred income tax			$32.3

The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.
Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:
The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(85.7)	$(18.0)	21.00%
Dividends-received deduction	(3.7)	(0.8)	0.91%
Interest maintenance reserve	(0.8)	(0.2)	0.20%
IRS audit adjustment	1.9	0.4	(0.47)%
Deferred gain on reinsurance	(19.8)	(4.1)	4.85%
Incurred tax items in surplus	(40.3)	(8.5)	9.88%
Other, provision to return	(2.0)	(0.7)	0.81%
Total	$(150.4)	$(31.9)	37.18%

Federal income taxed incurred		$0.4	(0.47)%
Change in net deferred income tax		(32.3)	37.65%
Total statutory income taxes		(31.9)	37.18%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits
As of December 31, 2018 the Company has net operating loss carry-forward of $104.2 million, capital loss carryforward of $7.6 million and an AMT credit carryforward of $1.7 million.
There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.
There are no deposits admitted under Section 6603 of the Internal Revenue Code.
The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Holdings, Inc.	Trusted Investment Advisors Corp.
AXA Equitable Life Insurance Company	Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company	Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.	AXA Technology Services America, Inc.
AllianceBernstein Corp.	AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.	EQ AZ Life Re Company
Equitable Casualty Insurance Co.	CS Life RE Company
JMR Realty Services, Inc.	U.S. Financial Life Insurance Company
1740 Advisers, Inc.	AXA IM Holdings US, Inc.
MONY Financial Services, Inc.	Alpha Unit Holdings, Inc.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.
In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.
At December 31, 2018 and 2017, the total amount of unrecognized tax benefits were $4.6 million and $4.2 million, respectively, all of which would affect the effective tax rate.
MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018, 2017 and 2016 were $0.4 million, $0.3 million and $0.0 million, respectively.  Tax expense for 2018 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Balance at January 1	$4.0	$4.0	$7.0
Additions for tax positions of prior years	0.2	—	—
Reduction for tax positions of prior years	—	—	(3.0)
Settlements with tax authorities	—	—	—
Balance at December 31	$4.2	$4.0	$4.0

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.
The IRS is currently auditing the tax years 2010-2013.